Note Supplemental disclosure on the consolidated statments of cash flows (Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Additional Disclosures on Cash Flow Information and Non-Cash Activities [Abstract]
Cash Acquired From Acquisition	$ 0	$ 0	$ 731,279